Income Taxes (Deferred Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 98.3	$ 78.6
Pension and retiree benefits accruals	33.0	46.4
Inventory	12.8	20.0
Depreciation and fixed assets	12.0	7.7
Tax credit carryforwards	9.3	6.5
Other liabilities	67.7	49.8
Valuation allowance	(93.8)	(77.8)
Total deferred tax assets	139.3	131.2
Deferred tax liabilities:
Convertible debt discount	165.7	147.7
Inventory	1.2	1.5
Depreciation and fixed assets	87.4	89.1
Intangibles	42.8	58.8
Other	11.0	6.3
Total deferred tax liabilities	308.1	303.4
Net deferred tax assets (liabilities)	$ (168.8)	$ (172.2)